Summary of Changes in Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Jul. 31, 2021		Jul. 31, 2020		Aug. 01, 2019		Jul. 31, 2019
Disclosure of classes of share capital [abstract]
Number of Warrants, Balance	178,528		210,266		201,495		201,495
Weighted Average Exercise Price, Balance	$ 35.82		$ 43.96		$ 46.40		$ 46.40
Number of Warrants, Granted from conversion of Convertible Notes (Note 7(b)(xii))	69,188				22,488
Weighted Average Exercise Price, Granted from conversion of Convertible Notes (Note 7(b)(xii))					$ 34.19
Number of Warrants, Exercised Brokered Unit Offering (Note 7(b)(xii))					(3,333)
Weighted Average Exercise Price, Exercised Brokered Unit Offering (Note 7(b)(xii))					$ (34.19)
Number of Warrants, Expired during the year	(156,039)	[1]	(31,738)	[2]	(10,384)	[3]	(10,384)
Weighted Average Exercise Price, Expired during the year	$ (36.26)	[1]	$ (85.47)	[2]	$ (85.47)	[3]
Number of Warrants, Granted in the Public Offering (note 7(b)(vii))	5,882,353
Weighted average exercise price grant from public offering	$ 5.31
Number of Warrants, Granted in the Over Allotment (note 7(b)(vii))	882,352
Weighted average exercise price grant from over allotment	$ 5.31
Number of Warrants, Granted in the Private Placement (note 7(b)(viii))	5,170,343
Weighted Average Exercise Price, Grant from placement of Convertible Notes (Note 6)	$ 6.19
Weighted Average Exercise Price, Grant from placement of Convertible Notes (Note 6)	$ 5.42
Number of Warrants, Exercised during the year (note 7(b)(ix) and (x))	(2,562,573)
Weighted Average Exercise Price, Exercised	$ (5.48)
Number of Warrants, Balance	9,464,152		178,528		210,266
Weighted average exercise price, outstanding	$ 5.85		$ 35.82		$ 43.96

[1]	During the year ended July 31, 2021, 156,039 warrants with a fair value of $1,337,161 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended July 31, 2020, 31,738 warrants with a fair value of $487,205 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended July 31, 2019, 10,384 warrants with a fair value of $219,195 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.